UPAR Ultra Risk Parity ETF

SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 22.8%
Biotechnology - 0.5%
Corteva, Inc.	7,131	$364,822

Building Materials - 0.1%
Geberit AG	116	58,203

Chemicals - 1.7%
CF Industries Holdings, Inc.	1,966	168,565
Ecolab, Inc.	1,208	204,635
FMC Corp.	1,362	91,213
The Mosaic Co.	3,330	118,548
Nutrien Ltd.	4,867	301,955
OCI N.V.	2,507	70,047
PhosAgro PJSC - GDR (2)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	2,837	169,284
Yara International ASA	2,739	104,326
		1,228,573
Distribution & Wholesale - 0.2%
Ferguson PLC	842	139,409

Energy - Alternate Sources - 1.0%
Enphase Energy, Inc. (1)	1,382	166,047
First Solar, Inc. (1)	1,007	162,721
Flat Glass Group Co. Ltd. - H Shares (1)	34,898	78,424
Ming Yang Smart Energy Group Ltd. - GDR	17	196
Plug Power, Inc. (1)	5,510	41,876
SolarEdge Technologies, Inc. (1)	490	63,460
Vestas Wind Systems A/S	8,698	187,169
Xinyi Solar Holdings Ltd.	81,380	60,891
		760,784
Food - 0.2%
Mowi ASA	5,493	97,849
Salmar ASA	1,503	76,754
		174,603
Iron & Steel - 1.2%
Fortescue Metals Group Ltd.	24,986	337,355
Mineral Resources Ltd.	1,748	76,297
Vale S.A. - ADR	35,280	472,752
		886,404
Machinery - Diversified - 2.4%
AGCO Corp.	801	94,742
CNH Industrial NV - Class A	12,603	152,496
Deere & Co.	2,817	1,063,080
Husqvarna AB - Class B	6,859	52,869
IDEX Corp.	362	75,303
Kubota Corp.	11,164	164,888
The Toro Co.	1,142	94,900
Xylem, Inc.	896	81,563
		1,779,841
Mining - 6.9%
Allkem Ltd. (1)	4,895	37,153
Antofagasta PLC	8,121	141,644
BHP Group Ltd. - ADR	21,244	1,208,359
Boliden AB	2,220	64,255
Cameco Corp.	3,937	156,927
China Molybdenum Co. Ltd. - Class H	249,366	160,155
First Quantum Minerals Ltd.	5,607	133,083
Freeport-McMoRan, Inc.	12,127	452,216
Glencore PLC	101,489	582,078
IGO Ltd.	5,888	48,109
Ivanhoe Mines Ltd. (1)	10,234	88,109
Jiangxi Copper Co. Ltd. - H Shares	43,424	68,087
Lundin Mining Corp.	6,233	46,701
MMC Norilsk Nickel PJSC - ADR (1)(2)	3,990	0
NAC Kazatomprom JSC - GDR	2,315	102,207
Pilbara Minerals Ltd.	26,174	72,639
Rio Tinto PLC - ADR	13,471	857,295
South32 Ltd.	38,442	84,107
Southern Copper Corp.	6,456	486,072
Sumitomo Metal Mining Co. Ltd.	2,442	71,988
Teck Resources Ltd. - Class A	4,269	184,590
		5,045,774
Oil & Gas - 8.3%
Aker BP ASA	1,829	50,878
BP PLC - ADR	7,962	308,289
Canadian Natural Resources Ltd.	2,930	190,363
Cenovus Energy, Inc.	5,480	114,626
Chevron Corp.	5,005	843,943
ConocoPhillips	3,306	396,059
Coterra Energy, Inc.	2,003	54,181
Devon Energy Corp.	1,771	84,477
Diamondback Energy, Inc.	539	83,480
Ecopetrol S.A. - ADR	5,531	64,049
Eni S.p.A - ADR	4,703	150,120
EOG Resources, Inc.	1,657	210,041
Equinor ASA - ADR	8,519	279,338
Exxon Mobil Corp.	10,507	1,235,413
Gazprom PJSC - ADR (1)(2)	11,925	0
Hess Corp.	859	131,427
Imperial Oil Ltd.	1,737	107,483
Inpex Corp.	3,843	58,099
LUKOIL PJSC - ADR (1)(2)	818	0
Marathon Oil Corp.	1,747	46,732
Novatek PJSC - GDR (1)(2)	329	0
Occidental Petroleum Corp.	2,517	163,303
Pioneer Natural Resources Co.	652	149,667
Repsol S.A.	3,456	56,971
Rosneft Oil Co PJSC - GDR (1)(2)	10,479	0
Shell PLC - ADR	9,263	596,352
Suncor Energy, Inc.	3,528	121,888
Total S.A. - ADR	7,006	460,715
Tourmaline Oil Corp.	943	47,673
Woodside Energy Group Ltd.	5,452	128,398
		6,133,965
Water - 0.3%
American Water Works Co., Inc.	800	99,064
Veolia Environnement S.A.	3,425	99,467
		198,531
Total Common Stocks
(Cost $17,940,798)		16,770,909

Exchange Traded Funds - 25.8%
SPDR Gold MiniShares Trust (1)	291,363	10,681,368
Vanguard Extended Market ETF	17,328	2,483,622
Vanguard FTSE Developed Markets ETF	43,883	1,918,565
Vanguard FTSE Emerging Markets ETF	98,075	3,845,520
Total Exchange Traded Funds
(Cost $19,158,114)		18,929,075

	Principal Amount
United States Treasury Obligations - 49.7%
United States Treasury Inflation Indexed Bonds - 49.7%
2.125%, 02/15/2040	$807,577	782,876
2.125%, 02/15/2041	3,514,901	3,398,555
0.750%, 02/15/2042	4,806,676	3,638,895
0.625%, 02/15/2043	5,313,122	3,857,013
1.375%, 02/15/2044	5,379,077	4,495,219
0.750%, 02/15/2045	5,563,871	4,041,726
1.000%, 02/15/2046	4,627,732	3,510,746
0.875%, 02/15/2047	4,584,223	3,340,241
1.000%, 02/15/2048	4,308,989	3,202,998
1.000%. 02/15/2049	2,920,427	2,153,646
0.250%, 02/15/2050	2,852,459	1,677,376
0.125%, 02/15/2051	1,547,530	860,545
0.125%, 02/15/2052	1,668,059	914,964
1.500%, 02/15/2053	784,654	648,258
Total United States Treasury Obligations
(Cost $41,319,497)		36,523,058

Total Investments in Securities - 98.3%
(Cost $78,418,409)		72,223,042
Other Assets in Excess of Liabilities - 1.7%		1,234,478
Total Net Assets - 100.0%		$73,457,520

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	The security is fair valued by the Valuation Designee.
(3)	The rate shown is the annualized seven-day effective yield as of September 30, 2023.

UPAR Ultra Risk Parity ETF

SCHEDULE OF FUTURES CONTRACTS at September 30, 2023 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
CME Group E-Mini S&P 500 Index Future (12/15/2023)	502	$11,334,621	$(477,616)	$10,857,005
MSCI Emerging Markets Index Future (12/15/2023)	91	4,501,203	(153,678)	4,347,525
MSCI EAFE Index Future (12/15/2023)	34	3,574,888	(104,338)	3,470,550
10-Year U.S. Treasury Note Future (12/19/2023)	177	19,575,232	(448,169)	19,127,063
Ultra Long-Term U.S. Treasury Bond Future (12/19/2023)	152	19,485,287	(1,444,787)	18,040,500
		$58,471,231	$(2,628,588)	$55,842,643

Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The UPAR Ultra Risk Parity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$16,770,909	$–	$0	$16,770,909
Exchange Traded Funds	18,929,075	-	-	18,929,075
United States Treasury Obligations (3)	-	36,523,058	-	36,523,058
Short-Term Investments	-	-	-	-
Total Investments in Securities	$35,699,984	$36,523,058	$0	$72,223,042

Other Financial Instruments (4)
Interest Rate Contracts - Futures	$(2,628,588)	$–	$–	$(2,628,588)

	Common Stocks (2)
Balance as of December 31, 2022	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of September 30, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2023:	$0

(1) See Schedule of Investments for the industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.